UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment  [ x ];  Amendment Number: 3
              This Amendment (check one): [ x ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Andrew Abrams
Title:      Chief Operating Officer
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams           New York, NY                  11/07/02
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total: $ 99718(Thousands)

List of Other Included Managers:          None

FORM 13F INFORMATION TABLE

                        TITLE            MKT VAL   AMT   INVEST   OTHR       VOTING AUTHORITY
ISSUER                  OF CL   CUSIP    (x$1000) (SHS)   DISCR   MGRS   (SOLE)  (SHARED)  (NONE)

Accredo Health Inc      COM   00437V104   3508     76025   SOLE           67100         0    8925
Action Perf Cos         COM   004933107   3772    119370   SOLE          106000         0   13370
Amazon.com              COM   023135106    743     45750   SOLE           41450         0    4300
Apollo Grp Inc          CL A  037604105   5801    147155   SOLE          134270         0   12885
Apollo Grp Inc Unv Phx  COM   037604204   1457     49183   SOLE           44600         0    4583
Authentidate Hldg Corp. COM   052666104     33     10000   SOLE           10000         0       0
Beazer Homes USA Inc.   COM   07556Q105   4604     57550   SOLE           52250         0    5300
Bioject Med Tech        COM   09059T206    183     50000   SOLE           50000         0       0
Career Education Corp   COM   141665109   4019     89315   SOLE           82600         0    6715
Caremark Rx Inc.        COM   141705103   8219    498092   SOLE          446167         0   51925
Centex Corp             COM   152312104   4610     79763   SOLE           73450         0    6313
Convera Corp            CL A  211919105     63     25950   SOLE           24045         0    1905
Cross Country Inc       COM   22748P105   2723     72043   SOLE           65350         0    6693
DR Horton Inc.          COM   23331A109   4581    175995   SOLE          162020         0   13975
Dianon Sys Inc.         COM   252826102   1326     24828   SOLE           22500         0    2328
Electronic Arts Inc.    COM   285512109   1649     24965   SOLE           22350         0    2615
Emcor Grp Inc.          COM   29084Q100   1801     30688   SOLE           27650         0    3038
Factual Data Corp       COM   303094106   1103     96722   SOLE           94972         0    1750
Fifth Third Bancorp     COM   316773100   1563     23450   SOLE           21250         0    2200
HILB Rogal & Hamilton   COM   431294107   1389     30700   SOLE           28150         0    2550
Homestore.com Inc       COM   437852106    141     98150   SOLE           95050         0    3100
Horizon Organic Hldg    COM   44043T103   2237    126940   SOLE          115250         0   11690
Integrated Defense Tech COM   45819B101   2145     72878   SOLE           66200         0    6678
KFX Inc.                COM   48245l107    506    198450   SOLE          185000         0   13450
L-3 Communic Hldgs.     COM   502424104   3440     63700   SOLE           57750         0    5950
Lab Corp Amer Hldgs     COM   50540R409   2914     63840   SOLE           59200         0    4640
Lennar Corp.            COM   526057104   4710     76961   SOLE           70675         0    6286
Mohawk Industries Inc.  COM   608190104   2281     37065   SOLE           33550         0    3515
Nobel Learning Comms.   COM   654889104    262     45296   SOLE           37996         0    7300
Petco Animal Suppl Inc. COM   716016209   3015    121050   SOLE          109900         0   11150
Petsmart Inc.           COM   716768106   1214     75700   SOLE           69650         0    6050
Pier 1 Imports Inc.     COM   720279108   1625     77400   SOLE           70350         0    7050
Presstek Inc.           COM   741113104    173     43250   SOLE           41387         0    1863
Quest Diagnositics      COM   74834L100   1570     18250   SOLE           16700         0    3413
Rambus Inc.             COM   750917106    620    151557   SOLE          147357         0    4200
SCP Pool Corp.          COM   784028102   1760     63390   SOLE           56851         0    6539
Stericycle Inc.         COM   858912108    421     11900   SOLE           11150         0     750
TRC Companies           COM   872625108   1694     82441   SOLE           74300         0    8141
US Physical Therapy Inc COM   90337L108   3387    166755   SOLE          151302         0   15453
United Natural Foods    COM   911163103   2940    150770   SOLE          135550         0   15220
Whole Foods Market Inc  COM   966837106   8032    166575   SOLE          150611         0   15964
Willis Group Hldgs      COM   G96655108   1483     45050   SOLE           41300         0    3750
